Commitments and Contingencies (Rollforward of Accrued Litigation Provision Related to Alleged Copyright Infringement) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Litigation Provision [Roll Forward]
At beginning of year	$ 2,077,753	$ 2,683,968	$ 748,299
Current year additions (reversals)	141,912	(113,611)	2,086,276
Payments during the year	(139,994)	(492,604)	(150,607)
Balance at end of year	$ 2,079,671	$ 2,077,753	$ 2,683,968